Retirement benefit obligations - Schedule of Benefit Plan Member Life Expectancy (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	60 years
Men | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	26 years 8 months 12 days	26 years 8 months 12 days
Men | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	27 years 9 months 18 days	27 years 9 months 18 days
Women | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	28 years 8 months 12 days	28 years 9 months 18 days
Women | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	29 years 9 months 18 days	30 years